Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2012
Entity Registrant Name	ALBANY INTERNATIONAL CORP /DE/
Entity Central Index Key	0000819793